Derivative Instruments and Hedging Activities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset/liability	₨ 4,047		₨ 2,220		$ 53.7
Amortization of hedging cost	1,428	$ 18.9	1,035
Foreign Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts	₨ 109	$ 1.4	₨ 70	₨ 78
Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	6 months	6 months
Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	5 years 6 months	5 years 6 months
Foreign Currency Option Contracts [Member] | Fair Value Hedging [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	3 months	3 months
Foreign Currency Option Contracts [Member] | Fair Value Hedging [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	9 months	9 months